NET INCOME PER SHARE	12 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
14.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for years indicated:
	Year ended March 31,
	2012	2013	2014
	$	$	$

Net income attributable to Highway Holdings
Limited's shareholders, basic and diluted	184	448	596

Shares:
Weighted average common shares used in
computing basic net income per share	3,777,850	3,778,825	3,778,825

Effect of dilutive securities:
Weighted average shares from assumed exercise
of stock options and issuance of common shares	10,452	2,482	9,779

Weighted average common shares used in
computing diluted net income per share	3,788,302	3,781,307	3,788,604

Net income per share, basic	0.05	0.12	0.16

Net income per share, diluted	0.05	0.12	0.16
55,000, nil and nil options to purchase common shares were excluded in the computation of 2012, 2013 and 2014 diluted net income per share respectively as their effects were anti-dilutive.